T. ROWE PRICE Mid-Cap Index Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  7.0%
Diversified Telecommunication Services  0.5%
AST SpaceMobile (1)(2) 12,506 614
Frontier Communications Parent (1) 15,854 592
GCI Liberty, Class A (1) 203 8
GCI Liberty, Class A, EC (1)(3) 203 —
GCI Liberty, Class C (1) 1,489 55
Iridium Communications  6,116 107
Liberty Global, Class A (1) 10,977 126
Liberty Global, Class C (1) 9,114 107
1,609
Entertainment  4.7%
Liberty Media Corp-Liberty Formula One, Class A (1) 1,474 140
Liberty Media Corp-Liberty Formula One, Class C (1) 13,603 1,421
Liberty Media Corp-Liberty Live, Class A (1) 1,292 122
Liberty Media Corp-Liberty Live, Class C (1) 2,966 288
Madison Square Garden Sports (1) 1,043 237
ROBLOX, Class A (1) 39,610 5,487
Roku (1) 8,335 834
Spotify Technology (1) 9,973 6,961
15,490
Interactive Media & Services  1.1%
IAC (1) 4,359 149
Pinterest, Class A (1) 38,310 1,232
Reddit, Class A (1) 7,560 1,739
Trump Media & Technology Group (1) 10,404 171
ZoomInfo Technologies (1) 19,161 209
3,500
Media  0.6%
DoubleVerify Holdings (1) 8,895 107
Liberty Broadband, Class A (1) 1,095 69
Liberty Broadband, Class C (1) 7,232 460
New York Times, Class A  10,427 598
Nexstar Media Group  1,826 361
NIQ Global Intelligence (1) 3,102 49
Sirius XM Holdings  12,302 286
1,930

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services  0.1%
Millicom International Cellular  6,657 323
323
Total Communication Services 22,852
CONSUMER DISCRETIONARY  12.2%
Automobile Components  0.5%
BorgWarner  14,161 622
Gentex  14,610 413
Lear  3,457 348
QuantumScape (1) 27,089 334
1,717
Automobiles  0.5%
Harley-Davidson  7,101 198
Lucid Group (1)(2) 8,060 192
Rivian Automotive, Class A (1) 50,120 736
Thor Industries  3,298 342
1,468
Broadline Retail  1.2%
Coupang (1) 80,510 2,593
Dillard's, Class A (2) 194 119
Etsy (1)(2) 6,387 424
Macy's  17,503 314
Ollie's Bargain Outlet Holdings (1) 3,957 508
3,958
Diversified Consumer Services  0.9%
ADT  33,091 288
Bright Horizons Family Solutions (1) 3,703 402
Duolingo (1) 2,439 785
Grand Canyon Education (1) 1,803 396
H&R Block  8,565 433
Service Corp. International  9,008 750
3,054
Hotels, Restaurants & Leisure  3.8%
Aramark  16,955 651
Boyd Gaming  3,643 315
Caesars Entertainment (1) 13,374 361
Cava Group (1)(2) 6,500 393
Choice Hotels International (2) 1,754 188
Churchill Downs  4,076 395
DraftKings, Class A (1) 31,171 1,166
Dutch Bros, Class A (1) 7,574 396

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Flutter Entertainment (1) 11,361 2,886
Hyatt Hotels, Class A  2,607 370
Light & Wonder (1) 5,346 449
Penn Entertainment (1) 9,674 186
Planet Fitness, Class A (1) 5,424 563
Restaurant Brands International  20,983 1,346
Texas Roadhouse  4,301 715
Travel + Leisure  4,011 239
Vail Resorts (2) 2,323 347
Viking Holdings (1) 11,326 704
Wendy's  10,531 96
Wingstop  1,795 452
Wyndham Hotels & Resorts  4,872 389
12,607
Household Durables  1.1%
Newell Brands  27,049 142
SharkNinja (1) 5,353 552
Somnigroup International  13,112 1,106
Toll Brothers  6,336 875
TopBuild (1) 1,851 724
Whirlpool  3,476 273
3,672
Leisure Products  0.2%
Brunswick  4,246 269
Mattel (1) 20,804 350
YETI Holdings (1) 5,350 177
796
Specialty Retail  3.3%
AutoNation (1) 1,790 392
Bath & Body Works  13,795 355
Burlington Stores (1) 4,077 1,038
Carvana (1) 8,559 3,229
Chewy, Class A (1) 13,763 557
Dick's Sporting Goods  4,106 912
Five Below (1) 3,479 538
Floor & Decor Holdings, Class A (1) 6,878 507
GameStop, Class A (1) 26,586 725
Gap  14,907 319
Lithia Motors  1,654 523
Murphy USA  1,162 451
Penske Automotive Group  1,186 206
RH (1) 989 201

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Valvoline (1) 8,233 296
Wayfair, Class A (1) 6,138 548
10,797
Textiles, Apparel & Luxury Goods  0.7%
Amer Sports (1) 9,666 336
Birkenstock Holding (1) 3,529 160
Columbia Sportswear  1,714 90
Crocs (1) 3,524 294
On Holding, Class A (1) 14,314 606
PVH  3,086 259
Under Armour, Class A (1)(2) 12,520 62
Under Armour, Class C (1)(2) 11,663 56
VF  22,752 328
2,191
Total Consumer Discretionary 40,260
CONSUMER STAPLES  3.1%
Beverages  0.5%
Boston Beer, Class A (1) 521 110
Celsius Holdings (1) 10,625 611
Coca-Cola Consolidated  3,354 393
Primo Brands  16,634 368
1,482
Consumer Staples Distribution & Retail  1.8%
Albertsons, Class A  26,015 455
BJ's Wholesale Club Holdings (1) 8,480 791
Casey's General Stores  2,400 1,357
Maplebear (1) 11,133 409
Performance Food Group (1) 9,898 1,030
Sprouts Farmers Market (1) 6,330 689
U.S. Foods Holding (1) 14,893 1,141
5,872
Food Products  0.5%
Darling Ingredients (1) 10,134 313
Flowers Foods  12,113 158
Freshpet (1) 3,088 170
Ingredion  4,126 504
Pilgrim's Pride  2,717 111
Post Holdings (1) 3,223 346
Seaboard  16 58
Smithfield Foods  2,875 68
1,728

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  0.0%
Reynolds Consumer Products  3,595 88
88
Personal Care Products  0.3%
BellRing Brands (1) 8,143 296
Coty, Class A (1) 22,731 92
elf Beauty (1) 3,537 468
856
Total Consumer Staples 10,026
ENERGY  3.2%
Energy Equipment & Services  0.5%
NOV  24,211 321
TechnipFMC  26,414 1,042
Weatherford International  4,612 315
1,678
Oil, Gas & Consumable Fuels  2.7%
Antero Midstream  21,602 420
Antero Resources (1) 18,827 632
Cheniere Energy  14,303 3,361
Chord Energy  3,703 368
Civitas Resources  5,985 194
DT Midstream  6,583 744
HF Sinclair  10,323 540
Matador Resources  7,566 340
Ovintiv  16,575 669
Permian Resources  43,870 562
Range Resources  15,259 574
Viper Energy, Class A  10,901 417
8,821
Total Energy 10,499
FINANCIALS  16.1%
Banks  4.3%
Bank OZK  6,915 353
BOK Financial  1,449 161
Columbia Banking System  19,121 492
Comerica  8,251 565
Commerce Bancshares  7,963 476
Cullen/Frost Bankers  3,841 487
East West Bancorp  8,867 944
First Citizens BancShares, Class A  617 1,104
First Hawaiian  8,120 202

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Horizon  32,617 737
FNB  22,999 371
NU Holdings, Class A (1) 216,893 3,472
Pinnacle Financial Partners  4,933 463
Popular  4,305 547
Prosperity Bancshares  5,924 393
SOUTHSTATE BANK  6,517 644
Synovus Financial  8,958 440
TFS Financial  3,495 46
Webster Financial  10,872 646
Western Alliance Bancorp  7,010 608
Wintrust Financial  4,266 565
Zions Bancorp  9,373 530
14,246
Capital Markets  4.5%
Affiliated Managers Group  1,782 425
Ares Management, Class A  12,203 1,951
Blue Owl Capital  39,442 668
Brookfield Asset Management, Class A  24,799 1,412
Carlyle Group  16,964 1,064
Evercore, Class A  2,392 807
Freedom Holding (1) 1,145 197
Hamilton Lane, Class A  2,604 351
Houlihan Lokey  3,508 720
Janus Henderson Group  8,051 358
Jefferies Financial Group  9,950 651
Lazard  5,995 316
LPL Financial Holdings  5,167 1,719
MarketAxess Holdings  2,355 410
Morningstar  1,511 351
SEI Investments  6,723 571
Stifel Financial  6,460 733
TPG  8,547 491
Tradeweb Markets, Class A  7,563 839
Virtu Financial, Class A  5,195 185
XP, Class A  26,190 492
14,711
Consumer Finance  1.1%
Ally Financial  17,842 699
Credit Acceptance (1)(2) 288 135
OneMain Holdings  7,695 435
SLM  13,552 375

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SoFi Technologies (1) 73,443 1,940
3,584
Financial Services  2.2%
Affirm Holdings (1) 17,403 1,272
Corebridge Financial  17,559 563
Equitable Holdings  19,504 990
Euronet Worldwide (1) 2,630 231
MGIC Investment  15,070 428
Mr. Cooper Group  4,070 858
Rocket, Class A  16,277 315
Shift4 Payments, Class A (1)(2) 4,230 327
Toast, Class A (1) 29,300 1,070
UWM Holdings (2) 10,384 63
Voya Financial  6,213 465
Western Union (2) 21,115 169
WEX (1) 2,198 346
7,097
Insurance  3.3%
American Financial Group  4,297 626
Assured Guaranty  2,969 251
Axis Capital Holdings  4,900 469
Brighthouse Financial (1) 3,708 197
CNA Financial  1,403 65
Fidelity National Financial  16,863 1,020
First American Financial  6,283 404
Hanover Insurance Group  2,321 421
Kemper  3,964 204
Kinsale Capital Group  1,434 610
Lincoln National  11,000 444
Markel Group (1) 807 1,542
Old Republic International  14,849 631
Primerica  2,132 592
Reinsurance Group of America  4,266 820
RenaissanceRe Holdings  2,989 759
RLI  5,300 346
Ryan Specialty Holdings  6,802 383
Unum Group  10,965 853
White Mountains Insurance Group  162 271
10,908
Mortgage Real Estate Investment Trusts  0.7%
AGNC Investment, REIT (2) 67,586 662
Annaly Capital Management, REIT  41,680 842

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Rithm Capital, REIT  34,464 392
Starwood Property Trust, REIT  22,336 433
2,329
Total Financials 52,875
HEALTH CARE  9.1%
Biotechnology  4.2%
Alnylam Pharmaceuticals (1) 8,093 3,691
Apellis Pharmaceuticals (1) 6,995 158
BioMarin Pharmaceutical (1) 12,355 669
Caris Life Sciences (1) 1,462 44
Exact Sciences (1) 12,105 662
Exelixis (1) 17,124 707
Halozyme Therapeutics (1) 7,963 584
Insmed (1) 12,079 1,740
Ionis Pharmaceuticals (1) 10,098 661
Natera (1) 8,420 1,355
Neurocrine Biosciences (1) 6,264 879
Revolution Medicines (1) 11,199 523
Roivant Sciences (1) 25,258 382
Sarepta Therapeutics (1) 6,091 118
Summit Therapeutics (1)(2) 7,582 157
Ultragenyx Pharmaceutical (1) 5,826 175
United Therapeutics (1) 2,875 1,205
Viking Therapeutics (1)(2) 7,069 186
13,896
Health Care Equipment & Supplies  0.7%
DENTSPLY SIRONA  12,918 164
Envista Holdings (1) 10,886 222
Globus Medical, Class A (1) 7,242 415
Inspire Medical Systems (1) 1,857 138
Masimo (1) 2,911 429
Penumbra (1) 2,418 612
Teleflex  2,861 350
2,330
Health Care Providers & Services  0.8%
Acadia Healthcare (1)(2) 5,970 148
Chemed  932 417
Encompass Health  6,462 821
Tenet Healthcare (1) 5,649 1,147
2,533

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  1.1%
Certara (1) 7,984 97
Doximity, Class A (1) 8,676 635
Veeva Systems, Class A (1) 9,571 2,851
3,583
Life Sciences Tools & Services  1.4%
Avantor (1) 42,690 533
Bio-Rad Laboratories, Class A (1) 1,207 338
Bruker  6,698 218
Illumina (1) 10,261 974
Medpace Holdings (1) 1,450 745
QIAGEN (2) 13,848 619
Repligen (1) 3,403 455
Sotera Health (1) 11,305 178
Tempus AI (1)(2) 5,317 429
4,489
Pharmaceuticals  0.9%
Corcept Therapeutics (1) 6,073 504
Elanco Animal Health (1) 31,978 644
Jazz Pharmaceuticals (1) 3,763 496
Organon  16,845 180
Perrigo  8,834 197
Royalty Pharma, Class A  24,596 868
2,889
Total Health Care 29,720
INDUSTRIALS & BUSINESS SERVICES  18.4%
Aerospace & Defense  3.0%
ATI (1) 9,075 738
BWX Technologies  5,918 1,091
Carpenter Technology  3,122 766
Curtiss-Wright  2,438 1,324
HEICO  2,753 889
HEICO, Class A  4,863 1,236
Hexcel  5,128 321
Karman Holdings (1) 1,713 124
Leonardo DRS  4,904 223
Loar Holdings (1) 2,766 221
Rocket Lab (1) 26,833 1,285
Spirit AeroSystems Holdings, Class A (1)(2) 7,569 292
StandardAero (1) 9,183 251

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Woodward  3,835 969
9,730
Air Freight & Logistics  0.1%
GXO Logistics (1) 7,272 385
385
Building Products  1.4%
AAON (2) 4,355 407
Advanced Drainage Systems  4,592 637
Armstrong World Industries  2,791 547
Carlisle  2,782 915
Fortune Brands Innovations  7,812 417
Hayward Holdings (1) 12,870 195
Owens Corning  5,489 777
Simpson Manufacturing  2,707 453
Trex (1) 6,913 357
4,705
Commercial Services & Supplies  0.9%
Clean Harbors (1) 3,287 763
MSA Safety  2,389 411
RB Global  12,022 1,303
Tetra Tech  17,059 569
3,046
Construction & Engineering  1.7%
AECOM  8,583 1,120
API Group (1) 23,902 821
Comfort Systems USA  2,256 1,862
Everus Construction Group (1) 3,297 283
MasTec (1) 4,023 856
Valmont Industries  1,282 497
WillScot Holdings  11,532 243
5,682
Electrical Equipment  1.9%
Acuity  2,003 690
nVent Electric  10,565 1,042
Regal Rexnord  4,291 616
Sensata Technologies Holding  9,400 287
Vertiv Holdings, Class A  24,667 3,721
6,356
Ground Transportation  1.2%
Avis Budget Group (1)(2) 1,096 176
Knight-Swift Transportation Holdings  10,167 402

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Landstar System  2,247 275
Lyft, Class A (1) 25,724 566
Ryder System  2,565 484
Saia (1) 1,722 515
Schneider National, Class B  3,411 72
U-Haul Holding (1)(2) 472 27
U-Haul Holding, Non-Voting  6,553 334
XPO (1) 7,435 961
3,812
Machinery  3.0%
AGCO  4,007 429
Allison Transmission Holdings  5,424 460
CNH Industrial  57,035 619
Crane  3,197 589
Donaldson  7,545 618
Esab  3,676 411
Flowserve  8,416 447
Gates Industrial (1) 16,518 410
Graco  10,770 915
ITT  5,036 900
Lincoln Electric Holdings  3,517 829
Middleby (1) 3,257 433
Mueller Industries  7,012 709
Oshkosh  4,133 536
RBC Bearings (1) 2,005 783
Timken  4,052 305
Toro  6,370 485
9,878
Marine Transportation  0.1%
Kirby (1) 3,618 302
302
Passenger Airlines  0.3%
Alaska Air Group (1) 7,484 372
American Airlines Group (1) 42,137 474
846
Professional Services  2.2%
Amentum Holdings (1) 10,323 247
Booz Allen Hamilton Holding  7,886 788
CACI International, Class A (1) 1,409 703
Clarivate (1) 22,943 88
Concentrix  2,929 135
ExlService Holdings (1) 10,222 450

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FTI Consulting (1) 2,050 331
Genpact  10,396 436
KBR  8,369 396
ManpowerGroup  3,025 115
Parsons (1) 3,419 284
Paylocity Holding (1) 2,878 458
Robert Half  6,411 218
Science Applications International  3,045 303
SS&C Technologies Holdings  13,716 1,217
TransUnion  12,643 1,059
7,228
Trading Companies & Distributors  2.6%
Air Lease  6,727 428
Applied Industrial Technologies  2,476 646
Core & Main, Class A (1) 12,335 664
Ferguson Enterprises  12,559 2,821
FTAI Aviation  6,607 1,103
MSC Industrial Direct, Class A  2,848 262
QXO (1)(2) 39,501 753
SiteOne Landscape Supply (1) 2,878 371
Watsco  2,251 910
WESCO International  3,113 658
8,616
Total Industrials & Business Services 60,586
INFORMATION TECHNOLOGY  18.9%
Communications Equipment  0.7%
Ciena (1) 9,149 1,333
Lumentum Holdings (1) 4,444 723
Ubiquiti  273 180
2,236
Electronic Equipment, Instruments & Components  1.8%
Arrow Electronics (1) 3,333 403
Avnet  5,437 284
Cognex  10,841 491
Coherent (1) 9,951 1,072
Crane NXT  3,176 213
Flex (1) 24,220 1,404
Ingram Micro Holding (2) 1,260 27
IPG Photonics (1) 1,640 130
Littelfuse  1,587 411
Ralliant  7,332 321
TD SYNNEX  5,015 821

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vontier  9,526 400
5,977
IT Services  4.2%
Amdocs  7,174 588
Cloudflare, Class A (1) 20,009 4,294
DXC Technology (1) 11,641 159
Globant (1) 2,802 161
Kyndryl Holdings (1) 14,943 449
MongoDB (1) 5,114 1,587
Okta (1) 10,685 980
Snowflake (1) 20,266 4,571
Twilio, Class A (1) 9,171 918
13,707
Semiconductors & Semiconductor Equipment  3.5%
Allegro MicroSystems (1) 7,979 233
Amkor Technology  7,407 210
Astera Labs (1) 8,170 1,600
Cirrus Logic (1) 3,300 414
Enphase Energy (1) 8,248 292
Entegris  9,724 899
GLOBALFOUNDRIES (1) 6,662 239
Lattice Semiconductor (1) 8,835 648
MACOM Technology Solutions Holdings (1) 4,089 509
Marvell Technology  56,049 4,712
MKS  4,342 537
Onto Innovation (1) 3,167 409
Qorvo (1) 5,482 499
Universal Display  2,838 408
11,609
Software  7.9%
Appfolio, Class A (1) 1,425 393
Atlassian, Class A (1) 10,497 1,676
Aurora Innovation (1) 68,211 368
Bentley Systems, Class B (2) 10,172 524
BILL Holdings (1) 6,037 320
CCC Intelligent Solutions Holdings (1) 35,496 323
Circle Internet Group (1) 3,075 408
Confluent, Class A (1) 17,936 355
Docusign (1) 13,028 939
Dolby Laboratories, Class A  3,919 284
Dropbox, Class A (1) 12,091 365
Dynatrace (1) 19,048 923

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Elastic (1) 5,858 495
Gitlab, Class A (1) 8,576 387
Guidewire Software (1) 5,430 1,248
HubSpot (1) 3,297 1,542
Informatica, Class A (1) 6,877 171
Manhattan Associates (1) 3,877 795
nCino (1) 6,912 187
Nutanix, Class A (1) 16,544 1,231
Pegasystems  5,633 324
Procore Technologies (1) 7,406 540
RingCentral, Class A (1) 5,194 147
Rubrik, Class A (1) 7,555 621
SailPoint (1) 3,960 87
Samsara, Class A (1) 17,433 649
SentinelOne, Class A (1) 18,880 333
Strategy (1) 17,117 5,515
Teradata (1) 6,242 134
UiPath, Class A (1) 26,210 351
Unity Software (1) 20,545 823
Zoom Communications (1) 17,040 1,406
Zscaler (1) 6,331 1,897
25,761
Technology Hardware, Storage & Peripherals  0.8%
Pure Storage, Class A (1) 20,140 1,688
Sandisk (1) 8,747 981
2,669
Total Information Technology 61,959
MATERIALS  5.6%
Chemicals  1.0%
Ashland  2,970 142
Axalta Coating Systems (1) 14,214 407
Celanese  7,231 304
Element Solutions  14,589 367
FMC  8,041 271
Huntsman  10,804 97
NewMarket  385 319
Olin  7,446 186
RPM International  8,245 972
Scotts Miracle-Gro  2,832 161
Westlake  2,167 167
3,393

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials  1.8%
CRH  43,974 5,272
Eagle Materials  2,076 484
James Hardie Industries (1)(2) 9,482 182
5,938
Containers & Packaging  0.8%
AptarGroup  4,227 565
Crown Holdings  7,509 725
Graphic Packaging Holding  18,942 371
Sealed Air  9,449 334
Silgan Holdings  5,727 246
Sonoco Products  6,380 275
2,516
Metals & Mining  1.9%
Alcoa  16,698 549
Anglogold Ashanti  32,662 2,297
Cleveland-Cliffs (1) 31,528 385
MP Materials (1) 8,488 569
Reliance  3,415 959
Royal Gold  4,249 852
Southern Copper  5,337 648
6,259
Paper & Forest Products  0.1%
Louisiana-Pacific  4,082 363
363
Total Materials 18,469
REAL ESTATE  4.8%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  14,059 950
950
Health Care Real Estate Investment Trusts  0.4%
Healthcare Realty Trust, REIT  21,260 383
Medical Properties Trust, REIT (2) 32,367 164
Omega Healthcare Investors, REIT  18,570 784
1,331
Hotel & Resort Real Estate Investment Trusts  0.0%
Park Hotels & Resorts, REIT (2) 12,742 141
141
Industrial Real Estate Investment Trusts  0.8%
Americold Realty Trust, REIT  18,482 226

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EastGroup Properties, REIT  3,441 582
First Industrial Realty Trust, REIT  8,266 426
Lineage, REIT (2) 4,581 177
Rexford Industrial Realty, REIT  15,399 633
STAG Industrial, REIT  12,058 426
2,470
Office Real Estate Investment Trusts  0.4%
Cousins Properties, REIT  10,814 313
Highwoods Properties, REIT  6,874 219
Kilroy Realty, REIT (2) 7,600 321
Vornado Realty Trust, REIT  11,395 462
1,315
Real Estate Management & Development  0.7%
Howard Hughes Holdings (1) 2,008 165
Jones Lang LaSalle (1) 3,059 912
Zillow Group, Class A (1) 3,233 241
Zillow Group, Class C (1) 10,548 813
2,131
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  22,168 737
Equity LifeStyle Properties, REIT  12,465 757
Sun Communities, REIT  8,195 1,057
2,551
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT  6,994 497
Brixmor Property Group, REIT  19,675 545
NNN REIT, REIT  12,083 514
1,556
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  14,709 598
EPR Properties, REIT  4,836 281
Gaming & Leisure Properties, REIT  17,614 821
Lamar Advertising, Class A, REIT  5,693 697
Millrose Properties, REIT  7,764 261
National Storage Affiliates Trust, REIT  4,569 138
Rayonier, REIT  10,035 266
3,062
Total Real Estate 15,507

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  1.4%
Electric Utilities  0.3%
IDACORP  3,483 460
OGE Energy  12,985 601
1,061
Gas Utilities  0.4%
MDU Resources Group  13,148 234
National Fuel Gas  5,796 536
UGI  13,892 462
1,232
Independent Power & Renewable Electricity
Producers  0.5%
Brookfield Renewable  8,753 301
Clearway Energy, Class A  2,296 62
Clearway Energy, Class C  5,279 149
Talen Energy (1) 2,941 1,251
1,763
Water Utilities  0.2%
Essential Utilities  18,195 726
726
Total Utilities 4,782
Total Common Stocks (Cost $269,068) 327,535
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 379,076 379
Total Short-Term Investments (Cost $379) 379

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 7,163,083 7,163
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,163
Total Securities Lending Collateral (Cost $7,163) 7,163
Total Investments in Securities  102.1%
(Cost $276,610) $ 335,077
Other Assets Less Liabilities (2.1)% (6,902)
Net Assets 100.0% $ 328,175
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 10++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 4,514  ¤  ¤ $ 7,542
Total $ 7,542^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,542.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 327,535 $ — $ — $ 327,535
Short-Term Investments 379 — — 379
Securities Lending Collateral 7,163 — — 7,163
Total $ 335,077 $ — $ — $ 335,077